Subscription Notes Receivable, Including Related Party (Details) - USD ($)		1 Months Ended
	Feb. 08, 2019	Apr. 30, 2019	Jan. 25, 2019	Dec. 27, 2018	Jun. 30, 2019	Jan. 28, 2019
Common stock issued, shares		100,000
Accrued interest	$ 575
Maturity date	Jan. 25, 2020
Principal amount		$ 50,000			$ 50,000	$ 7,500
Accrued interest on the related party notes		267
Kendall Carpenter [Member]
Leaving a principal balance		17,500
Accrued interest on the related party notes		$ 134
Common Stock [Member]
Common stock issued, shares			4,015,500	4,000,000
Common stock per price			$ 0.50	$ 0.50
Aggregate amount			$ 2,007,750	$ 2,000,000
Aggregate consideration, description			(1) cash in the aggregate amount of $1,432,750, (2) a promissory note from a single non-affiliate investor in the aggregate principal amount of $500,000, (3) a full-recourse promissory note payable by Daniyel Erdberg, the Company's President, in the amount of $50,000, and (4) a full-recourse promissory note payable by Kendall Carpenter, the Company's Executive Vice President and Chief Financial Officer, in the amount of $25,000. Each note bears an interest rate at a fixed rate of 3% per annum and principal and interest under the notes may be prepaid at any time without penalty.